Document and Entity Information	Feb. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2021
Entity Registrant Name	FS BANCORP, INC.
Entity Incorporation, State or Country Code	WA
Entity File Number	001-35589
Entity Tax Identification Number	45-4585178
Entity Address, Address Line One	6920 220th Street SW
Entity Address, Address Line Two	SUITE 300
Entity Address, City or Town	Mountlake Terrace
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98043
City Area Code	425
Local Phone Number	771-5299
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001530249
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	FSBW
Security Exchange Name	NASDAQ